Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 27, 2023
Entity Registrant Name	CAMBRIA ETF TRUST
Entity Central Index Key	0001529390
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 27, 2023
Document Effective Date	Dec. 27, 2023
Prospectus Date	Dec. 27, 2023
Cambria Micro and SmallCap Shareholder Yield ETF | Cambria Micro and SmallCap Shareholder Yield ETF
Prospectus:
Trading Symbol	MYLD
Cambria Tactical Yield ETF | Cambria Tactical Yield ETF
Prospectus:
Trading Symbol	TYLD